Bonds Payable - Summary of Bonds Payable (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.45%	1.45%	1.45%	1.45%
Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.90%	0.90%	0.90%	0.90%
Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.03%	1.03%	1.03%	1.03%
Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.90%	0.90%	0.90%	0.90%
Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.85%	0.85%	0.85%	0.85%
Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.95%	0.95%	0.95%	0.95%
Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%	2.50%	2.50%	2.50%
Notional Amount | $		$ 100,000		$ 100,000
Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount | ¥	¥ 2,678,687		¥ 2,466,050
Interest Rate Period One [Member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.10%	0.10%	0.10%	0.10%
Interest Rate Period Two [Member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.20%	0.20%	0.20%	0.20%
Interest Rate Period Three [Member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.60%	0.60%	0.60%	0.60%
Interest Rate Period Four [Member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.30%	1.30%	1.30%	1.30%
Interest Rate Period Five [Member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.80%	1.80%	1.80%	1.80%
Interest Rate Period Six [Member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.00%	2.00%	2.00%